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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2006
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Cambridge Investments, Ltd.
             --------------------------------------
Address:     802 West Broadway
             -----------------------------
             Jackson, Wyoming  83001
             -----------------------------


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

    /s/ John R. Tozzi          Jackson, Wyoming            March 29, 2007
    -----------------          ----------------            --------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                                 --------------

Form 13F Information Table Entry Total:              13
                                                 --------------

Form 13F Information Table Value Total:              $213,416
                                                ---------------
                                                   (thousands)




List of Other Included Managers:

{None}














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

                                 FORM 13F INFORMATION TABLE - CAMBRIDGE INVESTMENTS LTD 12/31/06

                                                                                                            VOTING AUTHORITY

                            TITLE OF             VALUE     SHRS OR      SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER              CLASS    CUSIP       (X1000)   PRN AMOUNT   PRN  CALL  DISCRETION  MANAGERS  SOLE        SHARED NONE
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

BAKER HUGHES INC            COMMON   057224107   16,113        215,817                 SOLE                 215,817
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

BJ SVCS CO                  COMMON   055482103   13,577        463,048                 SOLE                 463,048
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

COOPER CAMERON CORP         COMMON   216640102   15,724        296,408                 SOLE                 296,408
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

ENSCO INTL INC              COMMON   26874Q100   29,178        582,861                 SOLE                 582,861
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

GLOBAL SANTE FE             COMMON   G3930E101   18,174        309,195                 SOLE                 309,195
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

HALLIBURTON                 COMMON   406216101   24,238        780,600                 SOLE                 780,600
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

EVERGREEN ENERGY INC.       COMMON   30024B104   9,652         970,078                 SOLE                 970,078
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

NABORS INDS INC             COMMON   629568106   8,719         292,769                 SOLE                 292,769
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

NOBLE DRILLING CORP         COMMON   G65422100   12,053        158,274                 SOLE                 158,274
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

NATIONAL OILWELL            COMMON   637071101   17,630        288,171                 SOLE                 288,171
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

TRANSOCEAN SEDCO FOREX INC  ORD      G90078109   18,835        232,850                 SOLE                 232,850
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

SMITH INTL INC              COMMON   832110100   7,483         182,204                 SOLE                 182,204
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

SLUMBERGER                  COMMON   806857108   22,040        348,953                 SOLE                 348,953
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----

                                                 213,416
--------------------------- -------- ----------- --------- ------------ ---- ----- ----------- --------- ----------- ------ ----
